Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Percentage of participation

Participation´s %
BLSM Latino America Servicios, S.A. de C.V.	99%
GurúComm, S.A.P.I. de C.V.	60%
Betterware de Guatemala, S.A.	70%
Programa Lazos, S.A. de C.V.	70%
Innova Catálogos, S.A. de C.V.	70%

Schedule of useful lives are used in the calculation of depreciation

The following useful lives, considering separately each of the asset's components, are used in the calculation of depreciation:

Buildings	5 - 50 years
Molds	5 years
Vehicles	4 years
Computers and equipment	3 - 10 years
Leasehold improvements	3 years